Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Credit Loss [Abstract]
Balance at the beginning of the year	$ 1,552,580	$ 1,159,182
Additions provision for credit losses	1,742,065	401,448
Foreign exchange differences	132,232	(8,050)
Balance at the end of the year	$ 3,426,877	$ 1,552,580